Consolidated Statement of Financial Position (unaudited) - SEK (kr) kr in Millions		Jun. 30, 2026	Dec. 31, 2025
Assets
Cash and cash equivalents	[1]	kr 15,188	kr 7,259
Treasuries/government bonds		12,047	13,419
Other interest-bearing securities except loans		54,268	43,237
Loans in the form of interest-bearing securities		43,778	47,485
Loans to credit institutions		20,008	22,939
Loans to the public		203,513	200,216
Derivatives		7,208	6,721
Tangible and intangible assets		134	158
Deferred tax asset		19	0
Other assets		2,239	754
Prepaid expenses and accrued revenues		7,822	7,775
Total assets		366,224	349,964
Liabilities and equity
Borrowing from credit institutions		5,252	4,410
Debt securities issued		312,367	300,222
Derivatives		3,816	8,988
Other liabilities		12,070	3,664
Accrued expenses and prepaid revenues		8,319	8,581
Provisions		6	10
Total liabilities		341,829	325,875
Share capital		3,990	3,990
Reserves		124	212
Retained earnings		20,280	19,887
Total equity	[2]	24,394	24,089
Total liabilities and equity		kr 366,224	kr 349,964

[1]
1 Cash and cash equivalents include, in this context, cash at banks that can be immediately converted into cash and short-term deposits for which the time to maturity does not exceed three months from trade date.

[2]	1 The entire equity is attributable to the shareholder of the Parent Company.